Capitalized Software Development Costs, Net (Tables)	12 Months Ended
Dec. 31, 2023
Capitalized Software Development Costs, Net [Abstract]
Schedule of Changes in Capitalized Software Development Costs	The changes in capitalized software development costs for the years ended December 31, 2023 and 2022 were as follows:
	December 31,
	2023	2022

Balance at the beginning of the year	$23,426	$25,203

Capitalization	6,518	6,097
Amortization	(5,775)	(5,840)
Functional currency translation adjustments	(444)	(2,034)

Balance at year end	$23,725	$23,426